OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Other noncurrent liabilities
OTHER NON-CURRENT LIABILITIES:

	December 30, 2018	December 31, 2017

Employee benefit obligation - Statutory severance and pre-notice	$22,075	$16,096
Employee benefit obligation - Defined contribution plan	3,498	3,216
Provisions	14,343	17,829
	$39,916	$37,141

Disclosure of net defined benefit liability
Statutory severance and pre-notice obligations:

	December 30, 2018	December 31, 2017

Obligation, beginning of fiscal year	$16,096	$14,579
Service cost	13,500	12,424
Interest cost	6,478	6,171
Actuarial loss(1)	1,694	64
Foreign exchange gain	(537)	(389)
Benefits paid	(15,156)	(16,753)
Obligation, end of fiscal year	$22,075	$16,096
(1) The actuarial loss is due to changes in the actuarial assumptions used to determine the statutory severance obligations.

Disclosure of other provisions
Provisions:

	Decommissioning
	and site	Lease exit
	restoration costs	costs	Total

Balance, December 31, 2017	$16,572	$1,257	$17,829
Provisions made during the fiscal year	—	3,509	3,509
Changes in estimates made during the fiscal year	(2,147)	—	(2,147)
Provisions utilized during the fiscal year	—	(147)	(147)
Accretion of interest	299	—	299
Other(1) (note 17)	(5,000)	—	(5,000)
Balance, December 30, 2018	$9,724	$4,619	$14,343